Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Component Of Income Tax Expense (Benefit) Attributable To Continuing Operations

	2011	2010	2009
Income taxes currently payable:
U.S. federal	$65	$(144)	$(354)
State and other	(13)	(19)	1

	52	(163)	(353)

Deferred taxes:
U.S. federal	(930)	209	68
State and other	(185)	30	(89)

	(1,115)	239	(21)

	$(1,063)	$76	$(374)

Reconciliation Of Income Tax Expense (Benefit) Attributable To Continuing Operations

	For The Years Ended December 31,
	2011	2010	2009
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$(863)	$131	$(287)
Increase (reduction) in income taxes resulting from:
Income attributable to noncontrolling interests	(51)	(65)	(37)
Manufacturers’ deduction	—	1	6
State income taxes (net of federal income tax effects)	(126)	7	(60)
Other	(23)	2	4

	$(1,063)	$76	$(374)

Changes In Unrecognized Tax Benefits

	2011	2010	2009
Balance at beginning of year	$20	$20	$45
Additions attributable to tax positions taken in the current year	—	5	—
Additions attributable to tax positions taken in prior years	8	—	—
Reductions attributable to tax positions taken in prior years	(1)	(5)	(3)
Settlements	(11)	—	(22)

Balance at end of year	$16 *	$20	$20

*Includes	$16 million ($10 million after federal income tax benefits) related to tax positions which, if recognized, would impact the Company’s effective tax rate.

Individual Components [Member]
Effects Of Temporary Differences That Comprise Net Deferred Income Tax Liability

	December 31,
	2011	2010
Deferred tax assets:
Retirement benefit liabilities	$213	$210
Environmental remediation liabilities	39	40
Other liabilities not yet deductible	235	171
Inventories	—	75
Federal net operating loss carryforward*	24	—
Federal tax credit carryforwards**	79	55
State net operating loss carryforwards, net of federal income tax effects***	79	89
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(38)	(22)
Other	14	11

	645	629

Deferred tax liabilities:
Properties, plants and equipment	(479)	(1,563)
Investment in partnerships	(354)	(320)
Other	(2)	(7)

	(835)	(1,890)

Net deferred income tax liability	$(190)	$(1,261)

*The	federal net operating loss carryforward expires in 2031.
*	*Includes $49 million of tax credit carryforwards which will expire in 2030 and 2031 while the remaining credits have no expiration date.
***The	state net operating loss carryforward of $122 million at December 31, 2011 expires from 2019 through 2030.

Financial Position Classification [Member]
Effects Of Temporary Differences That Comprise Net Deferred Income Tax Liability

	December 31,
	2011	2010
Current asset	$286	$129
Noncurrent asset	68	—
Noncurrent liability	(544)	(1,390)

	$(190)	$(1,261)